Shareholder Report, Holdings (Details)	May 31, 2025
C000007976 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007976 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007976 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007976 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007976 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000007976 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000007976 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007976 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000007977 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007977 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007977 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007977 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007977 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000007977 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000007977 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007977 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)